Derivative financial and operating assets and liabilities - Summary of fair value hedges (Details) - Fair value hedges: - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ 0	€ (1)	€ (34)
Interest rate and currency risk management
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ 0	€ (1)	€ (34)